Right-of-Use Assets — Operating Leases	6 Months Ended
Sep. 30, 2025
Right-of-Use Assets — Operating Leases [Abstract]
RIGHT-OF-USE ASSETS — OPERATING LEASES

Note 10 — RIGHT-OF-USE ASSETS — OPERATING LEASES

Amounts relating to right-of-use assets on operating lease held by us and the associated accumulated amortization are summarized as follows:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Leasehold buildings	6,336,278	7,092,973	5,498,429
Less: Accumulated amortization	(1,915,651)	(2,336,373)	(1,811,142)
Right-of-use assets – operating leases	4,420,627	4,756,600	3,687,287

Amortization expenses of right-of-use assets — operating leases for the six months ended September 30, 2024 and September 30, 2025 amounted to S$791,120 and S$696,757 (US$540,122), respectively.